Long-Term Debt - Summary of Interest Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Noncash interest for amortization of debt discount and debt issuance costs	$ 4.6	$ 5.2	$ 4.7
Realized and unrealized loss on interest rate swap and floor, net		0.8	1.5
Interest expense, total	38.3	51.4	52.0
Senior Secured Term Loan [Member]
Debt Instrument [Line Items]
Interest expense on senior secured term loan and senior notes	32.6	29.9	27.2
Senior Notes [Member] | 9.00% Senior Notes [Member]
Debt Instrument [Line Items]
Interest expense on senior secured term loan and senior notes		14.9	18.1
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Revolving credit facility commitment fees	$ 1.1	$ 0.6	$ 0.5